Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

A.	Ordinary shares:

(1)	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in the distribution of the surplus assets of the Company in an event of liquidation.

(2)	Public and private placements:

On June 3, 2022, 1,034,000 pre-funded warrants issued as part of our public offering, that closed on December 8, 2021, were exercised into 1,034,000 ordinary shares at an exercise price of $0.001 per share.

On July 18, 2022, the Company issued 21,000 restricted ordinary shares to a consultant of the Company. The shares were restricted from any offer, sale, contract for sale, encumbrance, grant of any options for the sale of or otherwise disposed of for a period of 12 months from July 1, 2022. With respect to this grant the Company recorded share-based compensation expenses in the amount of $34, included in sales and marketing expenses in the consolidated statements of comprehensive loss.

On December 23, 2022, the Company raised $14,500 (gross) through a public offering of 8,787,880 ordinary shares, at a price to the public of $1.65 per share, gross, in lieu of ordinary shares.

After deducting closing costs underwriting discounts and fees, the Company received proceeds of approximately $13,569.

On January 12, 2024, we entered into an equity distribution agreement (the “Agreement”), with Maxim Group LLC (“Maxim”), as sales agent, pursuant to which we offered and sold ordinary shares having an aggregate offering price of up to $9,700 from time to time through Maxim. Maxim received commission equal to 2.5% of the gross sales price per share sold pursuant to the terms of the Agreement. We also provided Maxim with customary indemnification and contribution rights and agreed to reimburse Maxim for certain specified expenses. We sold 10,764,315 ordinary shares under the Agreement, having aggregate gross proceeds of $9,674 and aggregate net proceeds of $9,187.

On August 18, 2024, the Company issued 75,000 restricted ordinary shares to a consultant of the Company. The shares shall be restricted from any offer, sale, contract for sale, encumbrance, grant of any options for the sale of or otherwise disposed of for a period of 12 months from August 18, 2025. For the year ended December 31, 2024, the Company recorded share-based compensation expenses in the amount of $17, included in sales and marketing expenses in the consolidated statements of comprehensive loss.

B.	Shares, options and RSUs for employees and non-employees:

(1)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Exercise price	$0.74 - $0.88	$1.22 - $1.37	$1.78 - $3.61
Expected volatility	119.5%	119.4% - 132.3%	91.0% - 91.6%
Risk-free interest	4.39% - 4.4%	3.86% - 4.34%	0.92% - 2.43%
Expected life of up to (years)	5.5 - 7	5.06 -7.02	5.56 - 6.25

(2)	The following table summarizes the changes in options granted to employees, officers, members of the Board and non-employees for the years ended December 31, 2024, 2023 and 2022:

	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2022	1,336,480	$1.64	7.03
Granted	1,806,316	$3.3
Expired	(3,380)	$3.43
Forfeited	(63,262)	$2.04
Exercised	(219)	$1.64
Balance as of December 31, 2022	3,075,935	$2.55	7.8
Granted	1,157,940	$1.29
Expired	(89,194)	$2.48
Forfeited	(319,810)	$2.42
Exercised	(106,250)	$2.87
Balance as of December 31, 2023	3,718,621	$2.07	7.41
Granted	1,087,078	$0.86
Expired	(67,162)	$3.53
Forfeited	(147,825)	$1.89
Exercised	-	-
Balance as of December 31, 2024	4,590,712	$1.76	7.43
Exercisable at the end of year	2,368,762	$1.98	5.68

As of December 31, 2024, there are a total of 244,926 outstanding and exercisable options for which the aggregated positive intrinsic value is $100.

The weighted average fair value of options granted during the year ended December 31, 2024, was $0.64 per share.

(3)	The following table summarizes the changes in RSUs granted to employees, officers and members of the Board for the years ended December 31, 2024:

Number of Share Options
Balance as of December 31, 2023	-
Granted	862,950
Expired	-
Forfeited	(22,711)
Exercised	-
Balance as of December 31, 2024	840,239

(4)	Options and RSUs granted during 2024, 2023 and 2022:

(a)	On January 12, 2022, the Company granted 1,720,660 options to purchase an aggregate of 1,720,660 ordinary shares to 59 optionees of the Company, as follows: 333,992 options to the Company’s chief executive officer, the chairman of the Board and a member of the Board, 443,674 options to five officers of the Company and 942,994 options to 51 employees of the Company, at an exercise price of $3.61 per share. The options granted to the chief executive officer, chairman of the Board, Board member and the officers will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from January 12, 2022. The options granted to the 51 employees will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.

On March 23, 2022, the Company granted 30,434 options to purchase an aggregate of 30,434 ordinary shares to five officers of the Company, as follows: 13,720 options for the Company’s chief executive officer, and 16,714 options for four officers, at an exercise price of $2.73 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 23, 2022. The options are exercisable for 10 years from the date of grant.

(b)	On July 4, 2022, the Company granted to a consultant of the company 55,222 options to purchase an aggregate of 55,222 ordinary shares, at an exercise price of $1.78 per share. The options will vest as follows: eight equal quarterly installments over a period of two years from October 4, 2022. The options are exercisable for 10 years from the date of grant.
(c)	On February 19, 2023, the Company granted 1,107,940 options to purchase an aggregate of 1,107,940 ordinary shares to 76 option-holders of the Company, as follows: (i) 172,321 options to the Company’s chief executive officer, the chairman of the Board and a member of the Board; (ii) 252,371 options to six officers of the Company; (iii) 641,836 options to 66 employees of the Company; and (iv) 41,412 options to a consultant of the Company, at an exercise price of $1.37 per share. The options granted to the chief executive officer, chairman of the Board, a Board member and the officers will vest as follows: a quarter after one year and the balance will vest in 12 equal quarterly installments over a period of three years from February 19, 2024. The options granted to the 66 employees will vest in four equal installments over a period of four years from the date of grant. The options granted to a consultant of the Company will vest in six equal quarterly installments from January 4, 2023. The options are exercisable for 10 years from the date of grant.

(d)	On August 14, 2023, the Company granted 50,000 options to purchase an aggregate of 50,000 ordinary shares to an officer of the Company at an exercise price of $1.22 per share. The options will vest as follows: a quarter after one year, and the rest will vest in 12 equal quarterly installments over a period of three years from August 14, 2024. The options are exercisable for 10 years from the date of grant.

(e)	On July 2, 2024, the Company granted 1,072,614 options to purchase an aggregate of 1,072,614 ordinary shares to 67 optionees of the Company, as follows: (i) 543,778 options to seven officers of the Company; and (ii) 528,836 options to 60 employees of the Company, at exercise prices of $0.74-$0.88 per share. One quarter of the options granted to the officers will vest after one year and the remain 75% will vest in twelve (12) equal quarterly installments over a period of three years from July 2, 2025. The options granted to the 60 employees will vest in four equal installments over a period of four years from the date of grant.

In addition, the Company granted 862,950 RSUs, as follows: (i) 453,149 RSUs to seven officers of the Company; and (ii) 409,801 RSUs to 60 employees of the Company. The RSUs granted to the officers and employees will vest on the same terms as the options, commencing on the earliest date of: (i) the Company receiving FDA authorization for its ProSense system for breast cancer treatment or (ii) the consummation of an equity investment in the Company of at least $15M following the date of the grant. The total fair value of these RSU grants is $634. As of December 31, 2024, it is not probable that the performance conditions will be achieved. Accordingly, no share-based compensation expenses were recognized with respect to these RSU grants.

(4)	The total share-based compensation expenses for employees and non-employees the Company recognized for share-based payments is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2024	2023	2022
Cost of revenues	84	79	137
Sales and marketing	146	167	208
Research and development	335	513	785
General and administrative	304	551	735
	869	1,310	1,865

As of December 31, 2024, the total unrecognized share-based compensation cost related to non-vested share options grant arrangements under the plan was $884. This cost is expected to be recognized over the remaining vesting period of 3.5 years until the end of June 30, 2028.

As of December 31, 2024, the total unrecognized share-based compensation cost related to RSUs grant arrangements under the plan was $634. This cost is expected to be recognized over the vesting period when achievement of the performance conditions will be probable.